Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 21, 2007

to the Prospectus for Class A, B and C Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Global Fund

Effective September 25, 2007, Nicholas Melhuish will retire from Nicholas-Applegate Capital Management LLC. As a result, the information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Advisers - NACM” on page 33 of the Prospectus is hereby revised to indicate that, effective September 25, 2007, Mr. Melhuish will no longer serve as a member of the portfolio management team for the NACM Global Fund. The composition of the portfolio management team remains otherwise unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 21, 2007

to the Prospectus for Class D Shares of Allianz International/Sector Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Global Fund

Effective September 25, 2007, Nicholas Melhuish will retire from Nicholas-Applegate Capital Management LLC. As a result, the information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Advisers - NACM” on page 33 of the Prospectus is hereby revised to indicate that, effective September 25, 2007, Mr. Melhuish will no longer serve as a member of the portfolio management team for the NACM Global Fund. The composition of the portfolio management team remains otherwise unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 21, 2007

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2006 (as revised January 1, 2007)

Disclosure Related to the NACM Global Fund

Effective September 25, 2007, Nicholas Melhuish will retire from Nicholas-Applegate Capital Management LLC. As a result, the information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Advisers - NACM” on page 37 of the Prospectus is hereby revised to indicate that, effective September 25, 2007, Mr. Melhuish will no longer serve as a member of the portfolio management team for the NACM Global Fund. The composition of the portfolio management team remains otherwise unchanged.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 21, 2007

to the Prospectus for Institutional and Administrative Class Shares of Allianz NACM Funds

Dated November 1, 2006

Disclosure Related to the NACM Global Fund

Effective September 25, 2007, Nicholas Melhuish will retire from Nicholas-Applegate Capital Management LLC. As a result, the information relating to the NACM Global Fund contained in the table under “Management of the Funds - Sub-Adviser” on page 21 of the Prospectus is hereby revised to indicate that, effective September 25, 2007, Mr. Melhuish will no longer serve as a member of the portfolio management team for the NACM Global Fund. The composition of the portfolio management team remains otherwise unchanged.